CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents	$ 204,072	$ 419,926
Marketable investment securities	4,720	141,335
Trade accounts receivable, net of allowance for doubtful accounts of $16,371 and $20,972, respectively	821,177	822,505
Inventory	475,154	390,253
Other current assets	90,125	115,205
Total current assets	1,595,248	1,889,224
Noncurrent Assets:
Restricted cash, cash equivalents and marketable investment securities	82,374	82,374
Property and equipment, net of accumulated depreciation of $2,903,562 and $2,871,457, respectively	1,974,967	2,150,340
FCC authorizations	635,794	635,794
Other investment securities	324,371	327,250
Other noncurrent assets, net	217,805	219,574
Total noncurrent assets	3,235,311	3,415,332
Total assets	4,830,559	5,304,556
Current Liabilities:
Trade accounts payable	525,688	433,349
Deferred revenue and other	830,267	843,638
Accrued programming	1,550,714	1,531,389
Accrued interest	188,144	224,513
Other accrued expenses	419,797	430,820
Current portion of long-term debt and capital lease obligations	33,441	1,531,928
Total current liabilities	3,548,051	4,995,637
Long-Term Obligations, Net of Current Portion:
Long-term debt and capital lease obligations, net of current portion	14,187,357	12,206,687
Deferred tax liabilities	1,031,251	1,089,016
Long-term deferred revenue and other long-term liabilities	206,149	164,682
Total long-term obligations, net of current portion	15,424,757	13,460,385
Total liabilities	18,972,808	18,456,022
Commitments and Contingencies (Note 8)
Redeemable noncontrolling interests	13,000	18,000
Stockholder's Equity (Deficit):
Common stock, $.01 par value, 1,000,000 shares authorized, 1,015 shares issued and outstanding
Additional paid-in capital	1,308,699	1,309,138
Accumulated other comprehensive income (loss)	123	12,039
Accumulated earnings (deficit)	(15,467,124)	(14,492,752)
Total DISH DBS stockholder's equity (deficit)	(14,158,302)	(13,171,575)
Noncontrolling interests	3,053	2,109
Total stockholder's equity (deficit)	(14,155,249)	(13,169,466)
Total liabilities and stockholder's equity (deficit)	$ 4,830,559	$ 5,304,556